Distribution Date:	07/17/26	BMO Commercial Mortgage Securities LLC
Determination Date:	07/13/26
Next Distribution Date:	08/17/26
Record Date:	06/30/26	Commercial Mortgage Pass-Through Certificates
Series 2026-5C15

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	BMO Commercial Mortgage Securities LLC c/o BMO Capital
			Markets Corp.
Certificate Factor Detail	3		Attention: Paul Vanderslice, Michael Birajiclian and David Schell	Paul.Vanderslice@bmo.com,
Certificate Interest Reconciliation Detail	4			Michael.Birajiclian@bmo.com and
				David.Schell@bmo.com
Additional Information	5		151 West 42nd Street | New York, NY 10036 | United States
Bond / Collateral Reconciliation - Cash Flows	6	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Balances	7		Association
			Attention: Executive Vice President – Division Head	NoticeAdmin@pnc.com; AskMidland@pnc.com
Current Mortgage Loan and Property Stratification	8-12
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 1)	13-14
		Special Servicer	3650 REIT Loan Servicing LLC
Mortgage Loan Detail (Part 2)	15-16		Attention: General Counsel	compliance@3650Capital.com;
Principal Prepayment Detail	17			specialservicing@3650Capital.com
			2977 McFarlane Road, Suite 300 | Miami, FL 33133 | United States
Historical Detail	18
		Certificate Administrator	Computershare Trust Company, N.A.
Delinquency Loan Detail	19
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Specially Serviced Loan Detail - Part 2	22	Trustee	Computershare Trust Company, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Modified Loan Detail	23			trustadministrationgroup@computershare.com
Historical Liquidated Loan Detail	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Historical Bond / Collateral Loss Reconciliation Detail	25	Operating Advisor & Asset	BellOak, LLC
		Representations Reviewer
Interest Shortfall Detail - Collateral Level	26		Attention: Reporting – BMO 2026-5C15	reporting@belloakadvisors.com
Supplemental Notes	27		1717 McKinney Avenue, 12th Floor | Dallas, TX 75202 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	09664LAA9	4.844100%	1,257,000.00	1,257,000.00	22,142.66	5,074.19	0.00	0.00	27,216.85	1,234,857.34	30.00%	30.00%
A-2	09664LAB7	5.199500%	72,000,000.00	72,000,000.00	0.00	311,970.00	0.00	0.00	311,970.00	72,000,000.00	30.00%	30.00%
A-3	09664LAC5	5.683500%	365,047,000.00	365,047,000.00	0.00	1,728,953.85	0.00	0.00	1,728,953.85	365,047,000.00	30.00%	30.00%
A-S	09664LAF8	5.983600%	60,267,000.00	60,267,000.00	0.00	300,511.35	0.00	0.00	300,511.35	60,267,000.00	20.38%	20.38%
B	09664LAG6	6.234700%	31,307,000.00	31,307,000.00	0.00	162,658.13	0.00	0.00	162,658.13	31,307,000.00	15.38%	15.38%
C	09664LAH4	6.080200%	23,481,000.00	23,481,000.00	0.00	118,974.31	0.00	0.00	118,974.31	23,481,000.00	11.63%	11.63%
D	09664LAL5	4.500000%	16,123,000.00	16,123,000.00	0.00	60,461.25	0.00	0.00	60,461.25	16,123,000.00	9.05%	9.05%
E-RR	09664LAP6	6.684389%	11,271,000.00	11,271,000.00	0.00	62,783.13	0.00	0.00	62,783.13	11,271,000.00	7.25%	7.25%
F-RR	09664LAR2	6.684389%	8,610,000.00	8,610,000.00	0.00	47,960.49	0.00	0.00	47,960.49	8,610,000.00	5.88%	5.88%
G-RR	09664LAT8	6.684389%	9,392,000.00	9,392,000.00	0.00	52,316.49	0.00	0.00	52,316.49	9,392,000.00	4.38%	4.38%
J-RR*	09664LAV3	6.684389%	27,394,447.00	27,394,447.00	0.00	152,595.96	0.00	0.00	152,595.96	27,394,447.00	0.00%	0.00%
Regular SubTotal			626,149,447.00	626,149,447.00	22,142.66	3,004,259.15	0.00	0.00	3,026,401.81	626,127,304.34

X-A	09664LAD3	1.082803%	438,304,000.00	438,304,000.00	0.00	395,497.48	0.00	0.00	395,497.48	438,281,857.34
X-B	09664LAE1	0.612749%	115,055,000.00	115,055,000.00	0.00	58,749.90	0.00	0.00	58,749.90	115,055,000.00
X-D	09664LAJ0	2.184389%	16,123,000.00	16,123,000.00	0.00	29,349.09	0.00	0.00	29,349.09	16,123,000.00
Notional SubTotal			569,482,000.00	569,482,000.00	0.00	483,596.47	0.00	0.00	483,596.47	569,459,857.34

Deal Distribution Total					22,142.66	3,487,855.62	0.00	0.00	3,509,998.28

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	09664LAA9	1,000.00000000	17.61548130	4.03674622	0.00000000	0.00000000	0.00000000	0.00000000	21.65222753	982.38451870
A-2	09664LAB7	1,000.00000000	0.00000000	4.33291667	0.00000000	0.00000000	0.00000000	0.00000000	4.33291667	1,000.00000000
A-3	09664LAC5	1,000.00000000	0.00000000	4.73624999	0.00000000	0.00000000	0.00000000	0.00000000	4.73624999	1,000.00000000
A-S	09664LAF8	1,000.00000000	0.00000000	4.98633332	0.00000000	0.00000000	0.00000000	0.00000000	4.98633332	1,000.00000000
B	09664LAG6	1,000.00000000	0.00000000	5.19558342	0.00000000	0.00000000	0.00000000	0.00000000	5.19558342	1,000.00000000
C	09664LAH4	1,000.00000000	0.00000000	5.06683318	0.00000000	0.00000000	0.00000000	0.00000000	5.06683318	1,000.00000000
D	09664LAL5	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
E-RR	09664LAP6	1,000.00000000	0.00000000	5.57032473	0.00000000	0.00000000	0.00000000	0.00000000	5.57032473	1,000.00000000
F-RR	09664LAR2	1,000.00000000	0.00000000	5.57032404	0.00000000	0.00000000	0.00000000	0.00000000	5.57032404	1,000.00000000
G-RR	09664LAT8	1,000.00000000	0.00000000	5.57032474	0.00000000	0.00000000	0.00000000	0.00000000	5.57032474	1,000.00000000
J-RR	09664LAV3	1,000.00000000	0.00000000	5.57032453	0.00000000	0.00000000	0.00000000	0.00000000	5.57032453	1,000.00000000

Notional Certificates
X-A	09664LAD3	1,000.00000000	0.00000000	0.90233600	0.00000000	0.00000000	0.00000000	0.00000000	0.90233600	999.94948105
X-B	09664LAE1	1,000.00000000	0.00000000	0.51062448	0.00000000	0.00000000	0.00000000	0.00000000	0.51062448	1,000.00000000
X-D	09664LAJ0	1,000.00000000	0.00000000	1.82032438	0.00000000	0.00000000	0.00000000	0.00000000	1.82032438	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	06/01/26 - 06/30/26	30	0.00	5,074.19	0.00	5,074.19	0.00	0.00	0.00	5,074.19	0.00
A-2	06/01/26 - 06/30/26	30	0.00	311,970.00	0.00	311,970.00	0.00	0.00	0.00	311,970.00	0.00
A-3	06/01/26 - 06/30/26	30	0.00	1,728,953.85	0.00	1,728,953.85	0.00	0.00	0.00	1,728,953.85	0.00
X-A	06/01/26 - 06/30/26	30	0.00	395,497.48	0.00	395,497.48	0.00	0.00	0.00	395,497.48	0.00
X-B	06/01/26 - 06/30/26	30	0.00	58,749.90	0.00	58,749.90	0.00	0.00	0.00	58,749.90	0.00
X-D	06/01/26 - 06/30/26	30	0.00	29,349.09	0.00	29,349.09	0.00	0.00	0.00	29,349.09	0.00
A-S	06/01/26 - 06/30/26	30	0.00	300,511.35	0.00	300,511.35	0.00	0.00	0.00	300,511.35	0.00
B	06/01/26 - 06/30/26	30	0.00	162,658.13	0.00	162,658.13	0.00	0.00	0.00	162,658.13	0.00
C	06/01/26 - 06/30/26	30	0.00	118,974.31	0.00	118,974.31	0.00	0.00	0.00	118,974.31	0.00
D	06/01/26 - 06/30/26	30	0.00	60,461.25	0.00	60,461.25	0.00	0.00	0.00	60,461.25	0.00
E-RR	06/01/26 - 06/30/26	30	0.00	62,783.13	0.00	62,783.13	0.00	0.00	0.00	62,783.13	0.00
F-RR	06/01/26 - 06/30/26	30	0.00	47,960.49	0.00	47,960.49	0.00	0.00	0.00	47,960.49	0.00
G-RR	06/01/26 - 06/30/26	30	0.00	52,316.49	0.00	52,316.49	0.00	0.00	0.00	52,316.49	0.00
J-RR	06/01/26 - 06/30/26	30	0.00	152,595.96	0.00	152,595.96	0.00	0.00	0.00	152,595.96	0.00
Totals			0.00	3,487,855.62	0.00	3,487,855.62	0.00	0.00	0.00	3,487,855.62	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,509,998.28
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,498,666.24	Master Servicing Fee	1,491.39
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,852.96
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	260.90
ARD Interest	0.00	Operating Advisor Fee	996.62
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	208.72
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,498,666.24	Total Fees	10,810.58

Principal		Expenses/Reimbursements
Scheduled Principal	22,142.66	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	22,142.66	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,487,855.62
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	22,142.66
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,509,998.28
Total Funds Collected	3,520,808.90	Total Funds Distributed	3,520,808.86

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	626,149,447.16	626,149,447.16	Beginning Certificate Balance	626,149,447.00
(-) Scheduled Principal Collections	22,142.66	22,142.66	(-) Principal Distributions	22,142.66
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	626,127,304.50	626,127,304.50	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	626,149,447.16	626,149,447.16	Ending Certificate Balance	626,127,304.34
Ending Actual Collateral Balance	626,100,060.96	626,100,060.96

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.16)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.16)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.68%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	18	97,438,225.00	15.56%	57	6.5080	1.843548	1.49 or less	16	263,837,000.00	42.14%	58	6.6272	1.325018
10,000,000 to 19,999,999		10	138,367,304.50	22.10%	58	7.1276	1.617730	1.50 to 1.99	15	219,690,304.50	35.09%	58	6.4571	1.821723
20,000,000 to 29,999,999		6	139,500,000.00	22.28%	57	6.8694	1.828710	2.00 or greater	10	142,600,000.00	22.77%	57	7.2310	2.653142
30,000,000 to 39,999,999		5	159,821,775.00	25.53%	58	6.2815	1.783258	Totals	41	626,127,304.50	100.00%	58	6.7050	1.801777
	40,000,000 or greater	2	91,000,000.00	14.53%	59	6.7653	2.028132
	Totals	41	626,127,304.50	100.00%	58	6.7050	1.801777
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	1,424,326.33	0.23%	58	5.0968	1.930000	Texas	9	38,687,517.12	6.18%	56	6.5897	2.355202
Alaska	1	7,090,000.00	1.13%	58	7.5500	1.270000	Vermont	1	866,253.35	0.14%	58	5.0968	1.930000
California	4	66,500,000.00	10.62%	56	6.2002	1.541128	Virginia	5	1,096,943.89	0.18%	58	5.0968	1.930000
Connecticut	1	95,663.70	0.02%	58	5.0968	1.930000	Washington	1	669,645.97	0.11%	58	5.0968	1.930000
Florida	8	20,629,819.86	3.29%	59	6.7704	1.313056	Wisconsin	2	438,139.78	0.07%	58	5.0968	1.930000
Georgia	5	5,862,059.55	0.94%	58	5.0968	1.930000	Totals	124	626,127,304.50	100.00%	58	6.7050	1.801777
Illinois	12	22,579,676.77	3.61%	59	6.1445	1.673939
									Property Type³
Indiana	6	20,634,713.56	3.30%	59	5.6557	1.858470
Iowa	1	59,311.49	0.01%	58	5.0968	1.930000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kansas	3	1,462,591.84	0.23%	58	5.0968	1.930000		Properties	Balance	Agg. Bal.			DSCR¹
Kentucky	3	12,568,884.84	2.01%	59	6.8528	1.378638	Industrial	101	198,350,000.00	31.68%	59	6.2370	2.099075
Louisiana	1	440,053.07	0.07%	58	5.0968	1.930000	Mixed Use	2	24,400,000.00	3.90%	57	7.0467	2.072295
Michigan	4	2,159,873.97	0.34%	58	5.0968	1.930000	Multi-Family	12	218,490,000.00	34.90%	58	6.5613	1.339142
Minnesota	1	150,936.08	0.02%	58	5.0968	1.930000	Office	3	61,500,000.00	9.82%	56	6.5993	2.150163
Mississippi	3	549,322.28	0.09%	58	5.0968	1.930000	Retail	6	123,387,304.50	19.71%	57	7.6970	1.915933
Missouri	5	9,322,676.10	1.49%	59	6.5806	1.330088	Totals	124	626,127,304.50	100.00%	58	6.7050	1.801777
Nevada	1	36,925,183.10	5.90%	59	6.2425	1.650000
New Jersey	5	70,913,274.21	11.33%	58	6.7234	1.755280
New York	13	250,105,362.73	39.94%	57	6.9538	1.930856
North Carolina	4	2,689,213.18	0.43%	58	5.0968	1.930000
Ohio	11	22,195,593.18	3.54%	58	6.4647	1.550273
Oklahoma	3	1,262,760.97	0.20%	58	5.0968	1.930000
Pennsylvania	2	706,848.54	0.11%	58	5.0968	1.930000
South Carolina	3	26,126,534.51	4.17%	57	8.9373	1.824994
Tennessee	4	1,914,124.53	0.31%	58	5.0968	1.930000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99999% or less	8	69,400,000.00	11.08%	58	5.3390	1.837695	12 months or less	41	626,127,304.50	100.00%	58	6.7050	1.801777
	6.00000% to 6.49999%	10	184,250,000.00	29.43%	58	6.2809	1.540478	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	6.50000% to 6.99999%	8	173,520,000.00	27.71%	58	6.7750	1.703376	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	7.00000% or 7.99999%	11	149,017,000.00	23.80%	58	7.0788	2.057225	Totals	41	626,127,304.50	100.00%	58	6.7050	1.801777
	8.00000% or greater	4	49,940,304.50	7.98%	55	8.8096	2.295568
	Totals	41	626,127,304.50	100.00%	58	6.7050	1.801777
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	53 months or less	3	32,250,000.00	5.15%	53	7.8986	2.428295	Interest Only	39	601,187,000.00	96.02%	58	6.6048	1.801021
	54 months or greater	38	593,877,304.50	94.85%	58	6.6402	1.767754	297 months or less	2	24,940,304.50	3.98%	57	9.1200	1.820000
	Totals	41	626,127,304.50	100.00%	58	6.7050	1.801777	298 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	41	626,127,304.50	100.00%	58	6.7050	1.801777
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		38	593,877,304.50	94.85%	58	6.6402	1.767754			No outstanding loans in this group
	12 months or less	3	32,250,000.00	5.15%	53	7.8986	2.428295
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	626,127,304.50	100.00%	58	6.7050	1.801777
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1	30513442	IN	Various	Various	Actual/360	6.242%	163,345.42	0.00	0.00	N/A	06/06/31	--	31,400,000.00	31,400,000.00	07/06/26
1A-2	30513443				Actual/360	6.242%	162,305.00	0.00	0.00	N/A	06/06/31	--	31,200,000.00	31,200,000.00	07/06/26
2A-1	30513480				Actual/360	7.027%	234,233.33	0.00	0.00	N/A	06/06/31	--	40,000,000.00	40,000,000.00	07/06/26
2A-2-2	30513568	IN	Bronx	NY	Actual/360	7.027%	15,225.16	0.00	0.00	N/A	06/06/31	--	2,600,000.00	2,600,000.00	07/06/26
2A-3	30513482				Actual/360	7.027%	29,279.17	0.00	0.00	N/A	06/06/31	--	5,000,000.00	5,000,000.00	07/06/26
2A-4	30513483				Actual/360	7.027%	29,279.17	0.00	0.00	N/A	06/06/31	--	5,000,000.00	5,000,000.00	07/06/26
2A-5	30513484				Actual/360	7.027%	29,279.17	0.00	0.00	N/A	06/06/31	--	5,000,000.00	5,000,000.00	07/06/26
2A-6	30513485				Actual/360	7.027%	29,279.17	0.00	0.00	N/A	06/06/31	--	5,000,000.00	5,000,000.00	07/06/26
3A-1	30323855	MF	Queens	NY	Actual/360	6.560%	278,800.00	0.00	0.00	N/A	06/06/31	--	51,000,000.00	51,000,000.00	07/06/26
4A31-1-1-1	30513393	IN	Various	Various	Actual/360	5.097%	1,644.73	0.00	0.00	N/A	05/11/31	--	387,240.00	387,240.00	07/11/26
4A-3-3	30513398				Actual/360	5.097%	9,251.59	0.00	0.00	N/A	05/11/31	--	2,178,225.00	2,178,225.00	07/11/26
4A-3-6-2	30513511				Actual/360	5.097%	1,644.73	0.00	0.00	N/A	05/11/31	--	387,240.00	387,240.00	07/11/26
4A41-1-1-1	30513402				Actual/360	5.097%	23,839.11	0.00	0.00	N/A	05/11/31	--	5,612,760.00	5,612,760.00	07/11/26
4A-4-3	30513407				Actual/360	5.097%	134,095.01	0.00	0.00	N/A	05/11/31	--	31,571,775.00	31,571,775.00	07/11/26
4A-4-6-2	30513510				Actual/360	5.097%	23,839.11	0.00	0.00	N/A	05/11/31	--	5,612,760.00	5,612,760.00	07/11/26
5A-1-1	30323857	RT	Woodbury	NJ	Actual/360	6.950%	167,958.33	0.00	0.00	N/A	05/06/31	--	29,000,000.00	29,000,000.00	07/06/26
5A-2-1	30323861				Actual/360	6.950%	83,979.17	0.00	0.00	N/A	05/06/31	--	14,500,000.00	14,500,000.00	07/06/26
6A-2	30323865	OF	Houston	TX	Actual/360	6.747%	196,787.50	0.00	0.00	N/A	03/06/31	--	35,000,000.00	35,000,000.00	07/06/26
7A-2	30323866	MF	Haverstraw	NY	Actual/360	7.050%	180,068.75	0.00	0.00	N/A	03/06/31	--	30,650,000.00	30,650,000.00	07/06/26
8A-2	30323867	MF	Brooklyn	NY	Actual/360	6.390%	106,500.00	0.00	0.00	N/A	05/06/31	--	20,000,000.00	20,000,000.00	07/06/26
8A-3	30323868				Actual/360	6.390%	51,386.25	0.00	0.00	N/A	05/06/31	--	9,650,000.00	9,650,000.00	07/06/26
9	30513435	MF	Atlantic City	NJ	Actual/360	6.459%	137,253.75	0.00	0.00	N/A	06/06/31	--	25,500,000.00	25,500,000.00	07/06/26
10A-1	30513212	MF	Oceanside	CA	Actual/360	6.065%	126,354.17	0.00	0.00	N/A	03/05/31	--	25,000,000.00	25,000,000.00	07/05/26
11A-1-2	30513513	RT	Albany	NY	Actual/360	8.500%	141,666.67	0.00	0.00	N/A	12/06/30	--	20,000,000.00	20,000,000.00	07/06/26
11A-4	30512837				Actual/360	8.500%	35,416.67	0.00	0.00	N/A	12/06/30	--	5,000,000.00	5,000,000.00	07/06/26
12A-1-1	30513298	RT	North Charleston	SC	Actual/360	9.120%	94,857.30	11,071.33	0.00	N/A	04/06/31	--	12,481,223.58	12,470,152.25	07/06/26
12A-2-1	30513299				Actual/360	9.120%	94,857.30	11,071.33	0.00	N/A	04/06/31	--	12,481,223.58	12,470,152.25	07/06/26
13A-2	30323869	MU	Buffalo	NY	Actual/360	7.130%	118,833.33	0.00	0.00	N/A	03/06/31	--	20,000,000.00	20,000,000.00	07/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
14	30513421	RT	Miami	FL	Actual/360	7.050%	103,852.38	0.00	0.00	N/A	06/06/31	--	17,677,000.00	17,677,000.00	07/06/26
15	30513423	IN	Indianapolis	IN	Actual/360	5.800%	79,266.67	0.00	0.00	N/A	06/06/31	--	16,400,000.00	16,400,000.00	07/06/26
16A-2-1-2	30323870	OF	Cupertino	CA	Actual/360	6.442%	80,525.00	0.00	0.00	N/A	03/11/31	--	15,000,000.00	15,000,000.00	07/11/26
17A-5	30513520	MF	Long Beach	CA	Actual/360	6.065%	37,906.25	0.00	0.00	N/A	03/05/31	--	7,500,000.00	7,500,000.00	07/05/26
17A-6	30513521				Actual/360	6.065%	37,906.25	0.00	0.00	N/A	03/05/31	--	7,500,000.00	7,500,000.00	07/05/26
18	30513457	MF	Brooklyn	NY	Actual/360	6.950%	82,531.25	0.00	0.00	N/A	06/06/31	--	14,250,000.00	14,250,000.00	07/06/26
19	30323871	MF	Fairborn	OH	Actual/360	6.975%	76,143.75	0.00	0.00	N/A	05/06/31	--	13,100,000.00	13,100,000.00	07/06/26
20	30513157	OF	Los Angeles	CA	Actual/360	6.355%	60,902.08	0.00	0.00	N/A	02/06/31	--	11,500,000.00	11,500,000.00	07/06/26
21	30513456	IN	Winchester	KY	Actual/360	7.103%	65,112.67	0.00	0.00	N/A	06/06/31	--	11,000,000.00	11,000,000.00	07/06/26
22	30323872	Various Various		NY	Actual/360	6.668%	47,231.67	0.00	0.00	N/A	06/06/31	--	8,500,000.00	8,500,000.00	07/06/26
23	30323873	RT	Springfield	MO	Actual/360	6.790%	46,228.58	0.00	0.00	N/A	06/06/31	--	8,170,000.00	8,170,000.00	07/06/26
24A-2	30512926	MF	New Rochelle	NY	Actual/360	5.825%	35,192.71	0.00	0.00	N/A	12/06/30	--	7,250,000.00	7,250,000.00	07/06/26
25	30513373	MF	Anchorage	AK	Actual/360	7.550%	44,607.92	0.00	0.00	N/A	05/06/31	--	7,090,000.00	7,090,000.00	07/06/26
Totals							3,498,666.24	22,142.66	0.00				626,149,447.16	626,127,304.50
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-2-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A31-1-1-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-3-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-3-6-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A41-1-1-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-4-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-4-6-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-1-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-2-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A-1-2	24,629,947.39	6,816,227.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11A-4	24,629,947.39	6,816,227.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12A-1-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A-2-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A-2-1-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17A-5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17A-6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24A-2	0.00	997,128.07	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	49,259,894.78	14,629,583.83				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

Historical Detail

					Delinquencies¹								Prepayments			Rate and Maturities
	30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/26 0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.705022%	6.684304%	58
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																	Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹
		Total	Performing	Non-Performing		REO/Foreclosure
	Past Maturity	0	0	0		0
	0 - 6 Months	0	0	0		0
	7 - 12 Months	0	0	0		0
	13 - 24 Months	0	0	0		0
	25 - 36 Months	0	0	0		0
	37 - 48 Months	0	0	0		0
	49 - 60 Months	626,127,305	626,127,305	0		0
	> 60 Months	0	0	0		0

Historical Delinquency Information
	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure
Jul-26	626,127,305	626,127,305	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27